Subsequent Event (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 SAGA promissory note [Member]	Oct. 10, 2011 SAGA promissory note [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Oct. 10, 2011 Subsequent Event [Member] SAGA promissory note [Member]
Subsequent Event [Line Items]
Notes principal amount	$ 1,712	$ 1,712	$ 750	$ 350	$ 200	$ 200
Note interest rate (in hundredths)	8.00%	8.00%					8.00%